Inventories - Summary of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Ore stockpiles	$ 6,327	$ 3,859
In-process inventory and finished goods	81,120	81,282
Materials and supplies	88,824	78,093
Inventories	$ 176,271	$ 163,234